Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance	$ 55	$ 55
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	33,523,600
Preferred stock, shares issued	0	25,923,872
Preferred stock, shares outstanding	0	25,923,872
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	60,952,000
Common stock, shares issued	101,621,358	21,114,783
Common stock, shares outstanding	101,621,358	21,114,783
Statement [Line Items]
Preferred stock, liquidation preference per share		$ 1.07